Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	ARQ, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37822
Entity Tax Identification Number	27-5472457
Entity Address, Address Line Two	8051 E. Maplewood Avenue
Entity Address, City or Town	Greenwood Village
Entity Address, Postal Zip Code	80111
City Area Code	720
Local Phone Number	598-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	ARQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001515156
Amendment Flag	false
Entity Address, Address Line Two	Suite 210
Entity Address, State or Province	CO